UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
July 31, 2016
unaudited
Common stocks 83.33% Information technology 15.29%	Shares	Value (000)
Tencent Holdings Ltd.	16,082,957	$386,610
Taiwan Semiconductor Manufacturing Co., Ltd.	54,028,000	291,947
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	38,892
Alphabet Inc., Class C1	272,283	209,328
Alphabet Inc., Class A1	123,950	98,087
Alibaba Group Holding Ltd. (ADR)[1]	3,421,000	282,164
Murata Manufacturing Co., Ltd.	2,017,200	253,546
AAC Technologies Holdings Inc.	23,921,793	223,234
Samsung Electronics Co., Ltd.	110,590	151,942
Samsung Electronics Co., Ltd., non-voting preferred	23,300	26,313
Broadcom Ltd.	1,021,596	165,478
Baidu, Inc., Class A (ADR)[1]	950,954	151,772
Keyence Corp.	208,300	148,863
Facebook, Inc., Class A1	1,126,000	139,556
MasterCard Inc., Class A	1,443,000	137,431
Tech Mahindra Ltd.	17,650,936	128,578
Visa Inc., Class A	1,535,000	119,807
Syntel, Inc.[1]	2,336,000	105,844
Infineon Technologies AG	6,110,845	101,112
Oracle Corp.	1,538,600	63,144
ASML Holding NV	564,757	62,471
Skyworks Solutions, Inc.	687,600	45,395
EPAM Systems, Inc.[1]	617,448	43,370
LG Display Co., Ltd.	1,480,000	40,959
Samsung SDI Co., Ltd.	390,388	36,768
ASM Pacific Technology Ltd.	4,735,600	35,189
Accenture PLC, Class A	290,000	32,715
Trimble Navigation Ltd.[1]	1,017,000	26,889
Topcon Corp.	2,649,000	25,806
Hexagon AB, Class B	650,000	25,637
Yandex NV, Class A1	1,141,700	24,718
Intel Corp.	588,000	20,498
Western Union Co.	1,020,000	20,400
Lumentum Holdings Inc.[1]	529,000	16,002
TDK Corp.	241,000	15,093
QIWI PLC, Class B (ADR)	1,240,000	14,744
Mail.Ru Group Ltd. (GDR)[1]	561,746	10,842
YY Inc., Class A (ADR)[1]	260,000	10,189
Rocket Internet SE, non-registered shares[1]	337,000	6,991
Semiconductor Manufacturing International Corp.[1]	45,815,000	3,720
		3,742,044
Financials 13.14%
HDFC Bank Ltd.[2]	17,131,629	374,293
HDFC Bank Ltd. (ADR)	1,266,000	87,696
AIA Group Ltd.	58,474,600	362,150
ICICI Bank Ltd.	49,457,822	194,110
New World Fund — Page 1 of 16

unaudited
Common stocks Financials (continued)	Shares	Value (000)
ICICI Bank Ltd. (ADR)	4,501,800	$34,124
Kotak Mahindra Bank Ltd.	19,793,219	225,605
Prudential PLC	9,919,752	175,263
Capitec Bank Holdings Ltd.	2,718,978	120,561
Siam Commercial Bank PCL	21,499,625	97,838
Bank of the Philippine Islands	46,231,443	94,210
Itaú Unibanco Holding SA, preferred nominative	8,770,633	91,401
Sberbank of Russia	9,527,500	83,579
KASIKORNBANK PCL	14,530,000	83,225
Housing Development Finance Corp. Ltd.	4,000,250	82,083
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	13,202,200	77,729
UniCredit SpA	31,161,885	76,367
Haci Ömer Sabanci Holding AS	25,255,000	75,322
Ayala Land, Inc.	88,338,200	74,068
Ayala Land, Inc., preference shares[1,2]	30,910,900	59
Banco Bradesco SA, preferred nominative	7,764,293	67,911
Fibra Uno Administración, SA de CV	32,158,481	65,586
Shriram Transport Finance Co. Ltd.	3,175,410	60,688
American Tower Corp.	498,900	57,758
Indiabulls Housing Finance Ltd.	4,407,910	50,304
China Overseas Land & Investment Ltd.	14,230,000	46,771
Cheung Kong Property Holdings Ltd.	6,448,000	46,043
Metropolitan Bank & Trust Co.	21,310,000	42,950
Citigroup Inc.	900,000	39,429
Bank Rakyat Indonesia (Persero) Tbk PT	44,700,000	39,330
Türkiye Garanti Bankasi AS	13,944,582	34,214
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	3,080,000	28,120
Investment AB Kinnevik, Class B	1,076,500	27,450
Eurobank Ergasias SA1	46,524,169	26,527
Chubb Ltd.	210,000	26,305
China Pacific Insurance (Group) Co., Ltd., Class H	7,260,000	25,640
Moody’s Corp.	237,100	25,135
Akbank TAS	9,300,000	23,970
Société Générale	633,900	21,654
Standard Chartered PLC	1,131,714	9,056
Standard Chartered PLC (HKD denominated)	1,131,714	9,022
Bangkok Bank PCL, non-voting depository receipt	3,665,000	17,941
Sun Hung Kai Properties Ltd.	1,018,000	14,565
		3,216,052
Consumer discretionary 11.62%
Naspers Ltd., Class N	2,466,181	387,266
Ctrip.com International, Ltd. (ADR)[1]	4,543,300	198,406
Domino’s Pizza, Inc.	1,281,000	188,691
Ryohin Keikaku Co., Ltd.	739,000	166,073
Kroton Educacional SA, ordinary nominative	28,171,200	125,460
Mahindra & Mahindra Ltd.	4,960,500	108,618
Matahari Department Store Tbk PT	63,818,600	97,079
Mr Price Group Ltd.	5,692,710	93,872
Priceline Group Inc.[1]	65,700	88,748
Hyundai Mobis Co., Ltd.	370,100	84,252
L’Occitane International SA	36,240,250	75,672
Jumbo SA	5,676,000	67,075
Toyota Motor Corp.	1,147,400	66,279
Chow Sang Sang Holdings International Ltd.	31,831,300	62,281
New World Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hyundai Motor Co.	509,499	$60,040
Kering SA	306,563	58,231
Hermès International	132,000	56,787
NIKE, Inc., Class B	943,500	52,364
Lojas Renner SA, ordinary nominative	5,853,000	49,208
Estácio Participações SA, ordinary nominative	8,975,000	48,855
Steinhoff International Holdings NV	7,278,225	46,020
Industria de Diseño Textil, SA	1,325,000	45,833
Renault SA	512,000	44,791
Techtronic Industries Co. Ltd.	10,493,000	44,429
Galaxy Entertainment Group Ltd.	13,292,000	44,202
Altice NV, Class A1	1,844,358	27,373
Altice NV, Class B1	1,100,852	16,277
Wynn Macau, Ltd.	25,828,600	41,947
Zhongsheng Group Holdings Ltd.	65,358,500	40,268
PT Surya Citra Media Tbk	158,017,300	38,121
Midea Group Co., Ltd., Class A	8,056,273	34,138
Li & Fung Ltd.	67,400,000	33,707
Melco Crown Entertainment Ltd. (ADR)	2,152,000	30,042
Cosmo Lady (China) Holdings Co. Ltd.	71,310,000	27,482
Intercontinental Hotels Group PLC	595,895	23,833
Wynn Resorts, Ltd.	240,000	23,508
Suzuki Motor Corp.	712,000	22,246
Inchcape PLC	2,341,650	20,888
Twenty-First Century Fox, Inc., Class A	670,000	17,849
The Swatch Group AG	300,000	15,322
The Swatch Group AG, non-registered shares	5,500	1,442
Sands China Ltd.	3,630,000	13,849
JD.com, Inc., Class A (ADR)[1]	594,000	12,860
Global Brands Group Holding Ltd.[1]	139,392,000	12,217
Samsonite International SA	4,236,900	12,042
HUGO BOSS AG	140,028	8,305
General Motors Co.	263,000	8,295
Golden Eagle Retail Group Ltd.	318,000	357
		2,842,900
Health care 9.56%
Novo Nordisk A/S, Class B	6,802,330	387,577
Hikma Pharmaceuticals PLC	8,311,828	289,747
China Biologic Products, Inc.[1,3]	2,034,477	242,876
Novartis AG	1,909,100	158,172
Novartis AG (ADR)	300,000	24,978
Grifols, SA, Class B, preferred non-voting, non-registered shares	7,466,352	125,503
Grifols, SA, Class B (ADR)	2,768,430	46,897
Alexion Pharmaceuticals, Inc.[1]	1,162,404	149,485
CSL Ltd.	1,296,000	116,218
Teva Pharmaceutical Industries Ltd. (ADR)	2,171,500	116,175
Thermo Fisher Scientific Inc.	679,500	107,932
Essilor International	468,075	59,945
BioMarin Pharmaceutical Inc.[1]	592,029	58,859
Waters Corp.[1]	330,000	52,447
AstraZeneca PLC	765,000	51,108
Merck & Co., Inc.	860,000	50,447
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	48,102
Illumina, Inc.[1]	253,500	42,170
New World Fund — Page 3 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Sysmex Corp.	578,000	$40,673
PerkinElmer, Inc.	689,500	39,246
Krka, dd, Novo mesto	400,000	26,608
GlaxoSmithKline PLC	1,170,000	26,138
Lupin Ltd.	1,005,119	26,107
Life Healthcare Group Holdings Ltd.	9,259,310	25,181
Takeda Pharmaceutical Co. Ltd.	345,000	15,513
OTCPharm PJSC[1]	4,363,418	11,803
		2,339,907
Consumer staples 8.46%
Nestlé SA	2,304,417	184,743
Pernod Ricard SA	1,409,360	161,033
Hypermarcas SA, ordinary nominative	16,867,900	142,803
British American Tobacco PLC	2,035,000	129,934
Thai Beverage PCL	159,648,400	123,246
Coca-Cola Co.	2,723,000	118,805
Raia Drogasil SA, ordinary nominative	5,492,500	112,276
Lenta Ltd. (GDR)[1]	11,636,800	87,393
Lenta Ltd. (GDR)[1,4]	2,803,900	21,057
ITC Ltd.	22,567,500	85,051
Unilever NV, depository receipts	1,299,000	60,175
GRUMA, SAB de CV, Series B	4,135,000	59,471
Henkel AG & Co. KGaA, non-voting preferred	470,000	58,536
Associated British Foods PLC	1,569,600	55,900
Kao Corp.	968,000	52,681
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	17,090,612	47,612
PepsiCo, Inc.	410,000	44,657
Procter & Gamble Co.	513,000	43,908
Emperador Inc.	267,120,000	42,186
SABMiller PLC	700,000	40,892
Ajinomoto Co., Inc.	1,517,000	39,228
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	34,410
Magnit PJSC (GDR)	891,300	34,199
Shoprite Holdings Ltd.	2,164,259	31,697
Herbalife Ltd.[1]	439,000	29,856
Grupo Nutresa SA	3,341,557	27,451
Nestlé India Ltd.	252,989	27,149
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	27,142
China Mengniu Dairy Co.	16,231,094	27,113
Coca-Cola Icecek AS, Class C	1,763,800	21,857
Uni-Charm Corp.	906,500	18,870
Ambev SA	3,250,000	18,844
Reckitt Benckiser Group PLC	177,000	17,152
AMOREPACIFIC Corp.	48,800	16,904
Coca-Cola HBC AG (CDI)	690,000	14,255
Shanghai Jahwa United Co., Ltd., Class A	2,434,908	10,848
		2,069,334
Materials 5.85%
ArcelorMittal[1]	35,365,930	227,310
Grasim Industries Ltd.[2]	1,144,056	87,276
Grasim Industries Ltd. (GDR)[2]	662,891	48,436
Chr. Hansen Holding A/S	1,576,000	99,152
International Flavors & Fragrances Inc.	740,700	98,698
New World Fund — Page 4 of 16

unaudited
Common stocks Materials (continued)	Shares	Value (000)
HeidelbergCement AG	864,000	$73,161
LafargeHolcim Ltd.	1,524,790	72,558
Koninklijke DSM NV	1,118,000	71,571
Croda International PLC	1,442,482	63,476
Nitto Denko Corp.	868,000	58,791
Arkema SA	620,361	52,968
BHP Billiton PLC	3,178,000	39,733
Vale SA, Class A, preferred nominative (ADR)	7,452,800	34,357
Vale SA, Class A, preferred nominative	1,152,600	5,336
Klabin SA, units	7,366,000	38,598
Johnson Matthey PLC	888,611	38,527
Celanese Corp., Series A	595,000	37,735
Fortescue Metals Group Ltd.	11,140,000	37,504
BASF SE	475,300	37,335
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	4,557,460	34,865
Akzo Nobel NV	480,000	31,104
Wacker Chemie AG	332,952	31,011
First Quantum Minerals Ltd.	3,000,000	25,941
Praxair, Inc.	213,200	24,846
Glencore PLC	7,210,000	17,820
Rio Tinto PLC	346,000	11,272
Novozymes A/S, Class B	227,000	11,139
Air Liquide SA, bonus shares[2]	90,000	9,598
Monsanto Co.	86,478	9,233
Tianhe Chemicals Group Ltd.[1,2]	75,800,000	884
		1,430,235
Industrials 5.78%
International Container Terminal Services, Inc.[3]	107,622,000	146,207
ASSA ABLOY AB, Class B	5,514,987	121,037
Jardine Matheson Holdings Ltd.	1,435,400	85,119
Airbus Group SE, non-registered shares	1,445,073	85,029
DP World Ltd.	4,933,968	83,828
Eicher Motors Ltd.	244,500	81,984
Cummins Inc.	616,900	75,737
Safran SA	938,577	63,799
Alliance Global Group, Inc.	167,000,000	57,286
Boeing Co.	402,000	53,731
Intertek Group PLC	1,000,000	47,975
Shanghai Industrial Holdings Ltd.	20,253,000	47,354
Deutsche Post AG	1,544,000	46,072
Edenred SA	2,002,000	45,403
Gujarat Pipavav Port Ltd.[1]	16,350,000	42,092
Andritz AG	791,501	40,351
Grupo Aeroportuario del Sureste, SA de CV, Series B	2,438,900	37,481
Industries Qatar QSC	1,257,816	36,891
Experian PLC	1,520,000	29,712
SMC Corp.	110,000	29,307
LT Group, Inc.	78,973,209	26,151
SEEK Ltd.	1,972,000	25,027
Rolls-Royce Holdings PLC[1]	2,115,000	22,141
Grupo Aeroportuario del Pacífico SAB de CV	1,966,200	19,344
Jardine Strategic Holdings Ltd.	546,500	16,723
Nidec Corp.	170,000	15,720
JG Summit Holdings, Inc.	7,500,000	13,293
New World Fund — Page 5 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	148,600	$12,298
CIMC Enric Holdings Ltd.	13,212,000	5,245
COSCO Pacific Ltd.	1,650,000	1,701
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	916
		1,414,954
Energy 3.83%
Reliance Industries Ltd.	13,265,606	200,989
Noble Energy, Inc.	3,228,000	115,304
Kosmos Energy Ltd.[1]	18,860,000	104,673
InterOil Corp.[1]	2,000,880	98,964
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	9,936,476	86,249
Royal Dutch Shell PLC, Class B	1,523,765	40,373
Royal Dutch Shell PLC, Class A (GBP denominated)	1,020,250	26,249
Galp Energia, SGPS, SA, Class B	3,409,953	46,548
Ophir Energy PLC[1,3]	45,823,577	41,087
Indus Gas Ltd.[1,3]	10,429,272	36,577
Technip SA	541,171	30,206
Oil Search Ltd.	5,310,000	28,611
TOTAL SA	382,680	18,294
BP PLC	2,610,388	14,746
Tullow Oil PLC	5,522,174	14,449
YPF Sociedad Anónima, Class D (ADR)	674,000	12,449
Eni SpA	780,000	11,929
Gulf Keystone Petroleum Ltd.[1,2,3]	51,889,841	3,351
Gulf Keystone Petroleum Ltd.[1,2,3,4]	14,287,125	923
Weatherford International PLC[1]	525,000	2,982
African Petroleum Corp. Ltd.[1]	4,660,280	1,536
		936,489
Telecommunication services 2.83%
MTN Group Ltd.	16,456,531	166,305
SoftBank Group Corp.	2,440,965	136,432
China Mobile Ltd.	11,018,000	135,836
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	147,800,000	47,730
Idea Cellular Ltd.	23,708,000	37,056
Intouch Holdings PCL, non-voting depository receipts	7,669,000	13,211
Intouch Holdings PCL	7,400,000	12,748
Singapore Telecommunications Ltd.	8,141,000	25,382
Bharti Airtel Ltd.	4,350,000	23,512
Bharti Infratel Ltd.	3,905,000	23,051
América Móvil, SAB de CV, Series L (ADR)	1,795,000	20,696
Vodafone Group PLC (ADR)	640,000	19,776
Reliance Communications Ltd.[1]	24,829,135	19,497
Globe Telecom, Inc.	255,000	12,276
		693,508
Utilities 2.44%
Power Grid Corp. of India Ltd.	58,804,350	154,506
China Resources Gas Group Ltd.	51,589,800	151,277
ENN Energy Holdings Ltd.	23,610,000	112,444
China Gas Holdings Ltd.	65,160,000	102,967
New World Fund — Page 6 of 16

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Cheung Kong Infrastructure Holdings Ltd.	6,998,000	$61,877
Energy World Corp. Ltd.[1]	65,129,000	13,859
		596,930
Miscellaneous 4.53%
Other common stocks in initial period of acquisition		1,107,823
Total common stocks (cost: $16,713,293,000)		20,390,176
Rights & warrants 0.49% Consumer staples 0.39%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,4]	17,300,000	82,822
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2018[2,4]	2,743,700	12,224
		95,046
Energy 0.00%
African Petroleum Corp. Ltd., warrants, expire 2017[1,2]	1,086,900	1
Miscellaneous 0.10%
Other rights & warrants in initial period of acquisition		25,698
Total rights & warrants (cost: $130,539,000)		120,745
Convertible bonds 0.12% Miscellaneous 0.12%	Principal amount (000)
Other convertible bonds in initial period of acquisition		28,330
Total convertible bonds (cost: $27,075,000)		28,330
Bonds, notes & other debt instruments 6.33% Bonds & notes of governments & government agencies outside the U.S. 4.96%
Argentine Republic 7.00% 2017	$39,105	40,063
Argentine Republic 8.75% 2017	3,750	3,947
Argentine Republic 6.875% 2021[4]	6,575	7,091
Argentine Republic 7.50% 2026[4]	38,225	41,608
Argentine Republic 8.28% 2033[5,6]	21,409	24,139
Argentine Republic 0% 2035	55,100	5,772
Argentine Republic 7.125% 2036[4]	4,000	4,074
Argentine Republic 7.625% 2046[4]	17,095	18,249
Brazil (Federative Republic of) 0% 2018	BRL35,000	8,628
Brazil (Federative Republic of) 4.25% 2025	$15,305	15,148
Brazil (Federative Republic of) 10.00% 2025	BRL114,000	32,012
Brazil (Federative Republic of) 5.625% 2047	$14,470	14,054
Chile (Republic of) 3.125% 2025	1,100	1,182
Chile (Republic of) 3.125% 2026	4,975	5,311
Buenos Aires (City of) 8.95% 2021[6]	13,290	14,918
Buenos Aires (City of) 8.95% 2021[4,6]	3,000	3,367
Colombia (Republic of) 4.375% 2021	4,000	4,300
Colombia (Republic of) 4.00% 2024	2,200	2,293
Colombia (Republic of) 4.50% 2026	19,355	20,753
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,322
New World Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 7.375% 2037	$3,250	$4,201
Colombia (Republic of), Series B, 10.00% 2024	COP17,439,800	6,577
Colombia (Republic of), Series B, 6.00% 2028	16,859,600	4,804
Croatia (Republic of) 6.625% 2020	$8,000	8,824
Croatia (Republic of) 5.50% 2023[4]	5,415	5,835
Dominican Republic 9.04% 2018[6]	508	536
Dominican Republic 7.50% 2021[6]	11,450	12,853
Dominican Republic 7.50% 2021[4,6]	4,200	4,714
Dominican Republic 5.50% 2025[4]	12,700	13,240
Dominican Republic 8.625% 2027[4,6]	4,950	5,989
Dominican Republic 7.45% 2044[4]	18,050	20,667
Dominican Republic 7.45% 2044	5,700	6,526
Dominican Republic 6.85% 2045[4]	2,000	2,160
Egypt (Arab Republic of) 5.75% 2020[4]	2,000	2,052
Egypt (Arab Republic of) 5.875% 2025[4]	3,500	3,272
Ghana (Republic of) 7.875% 2023	27,855	24,333
Greece (Hellenic Republic of) 3.00%/3.65% 2023[7]	€275	234
Greece (Hellenic Republic of) 3.00%/3.65% 2024[7]	275	229
Greece (Hellenic Republic of) 3.00%/3.65% 2025[7]	275	223
Greece (Hellenic Republic of) 3.00%/3.65% 2026[7]	275	219
Greece (Hellenic Republic of) 3.00%/3.65% 2027[7]	275	213
Greece (Hellenic Republic of) 3.00%/3.65% 2028[7]	275	209
Greece (Hellenic Republic of) 3.00%/3.65% 2029[7]	275	205
Greece (Hellenic Republic of) 3.00%/3.65% 2030[7]	275	202
Greece (Hellenic Republic of) 3.00%/3.65% 2031[7]	275	199
Greece (Hellenic Republic of) 3.00%/3.65% 2032[7]	275	197
Greece (Hellenic Republic of) 3.00%/3.65% 2033[7]	275	195
Greece (Hellenic Republic of) 3.00%/3.65% 2034[7]	275	192
Greece (Hellenic Republic of) 3.00%/3.65% 2035[7]	275	189
Greece (Hellenic Republic of) 3.00%/3.65% 2036[7]	275	188
Greece (Hellenic Republic of) 3.00%/3.65% 2037[7]	275	186
Greece (Hellenic Republic of) 3.00%/3.65% 2038[7]	275	185
Greece (Hellenic Republic of) 3.00%/3.65% 2039[7]	275	185
Greece (Hellenic Republic of) 3.00%/3.65% 2040[7]	275	184
Greece (Hellenic Republic of) 3.00%/3.65% 2041[7]	275	184
Greece (Hellenic Republic of) 3.00%/3.65% 2042[7]	275	184
Hungary 4.00% 2019	$15,860	16,531
Hungary 5.375% 2024	9,600	10,869
Hungary 7.625% 2041	1,350	2,008
India (Republic of) 8.83% 2023	INR1,034,600	16,855
India (Republic of) 8.40% 2024	479,300	7,665
India (Republic of) 8.60% 2028	2,953,300	48,349
India (Republic of) 9.20% 2030	533,400	9,191
Indonesia (Republic of) 4.875% 2021	$19,165	21,088
Indonesia (Republic of) 3.75% 2022	7,235	7,578
Indonesia (Republic of) 5.875% 2024[4]	6,500	7,618
Indonesia (Republic of) 4.75% 2026[4]	19,900	22,201
Indonesia (Republic of) 5.25% 2042	2,950	3,367
Kazakhstan (Republic of) 5.125% 2025[4]	3,850	4,233
Kazakhstan (Republic of) 6.50% 2045[4]	7,865	9,320
Kenya (Rebulic of) 5.875% 2019[4]	2,605	2,624
Kenya (Republic of) 6.875% 2024	15,875	15,127
Kenya (Republic of) 6.875% 2024[4]	8,560	8,157
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	5,130	5,547
Morocco (Kingdom of) 4.25% 2022	10,425	11,204
New World Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 4.25% 2022[4]	$2,200	$2,364
Morocco (Kingdom of) 5.50% 2042	19,250	22,041
Nigeria (Federal Republic of) 5.125% 2018[4]	3,210	3,235
Nigeria (Federal Republic of) 6.75% 2021[4]	1,250	1,255
Nigeria (Federal Republic of) 6.375% 2023	8,800	8,617
Nigeria (Federal Republic of) 6.375% 2023[4]	1,780	1,743
Pakistan (Islamic Republic of) 6.875% 2017[4]	4,935	5,071
Pakistan (Islamic Republic of) 7.25% 2019[4]	10,400	11,135
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,212
Pakistan (Islamic Republic of) 8.25% 2024[4]	6,500	7,207
Pakistan (Islamic Republic of) 8.25% 2024	3,310	3,670
Pakistan (Islamic Republic of) 8.25% 2025[4]	11,922	13,359
Pakistan (Islamic Republic of) 8.25% 2025	3,100	3,474
Paraguay (Republic of) 5.00% 2026[4]	4,475	4,799
Peru (Republic of) 2.75% 2026	€8,255	10,251
Peru (Republic of) 4.125% 2027	$8,555	9,539
Peru (Republic of) 6.55% 2037[6]	2,517	3,448
Peru (Republic of) 5.625% 2050	1,240	1,575
Indonesia (Republic of) 4.35% 2024[4]	7,000	7,455
Philippines (Republic of the) 6.25% 2036	PHP330,000	8,073
Poland (Republic of), Series 0922, 5.75% 2022	PLN53,500	16,339
Poland (Republic of), Series 1023, 4.00% 2023	24,000	6,730
Buenos Aires (Province of) 9.95% 2021[6]	$200	224
Buenos Aires (Province of) 10.875% 2021[6]	500	571
Russian Federation 7.60% 2021	RUB444,000	6,502
Russian Federation 7.50% 2021	1,200,000	17,506
Russian Federation 7.00% 2023	469,000	6,652
Russian Federation 8.15% 2027	6,400,000	96,281
Slovenia (Republic of) 4.75% 2018[4]	$10,000	10,543
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR212,450	14,864
South Africa (Republic of), Series R-214, 6.50% 2041	408,350	21,361
Turkey (Republic of) 10.50% 2020	TRY53,450	18,652
Turkey (Republic of) 5.625% 2021	$12,500	13,323
Turkey (Republic of) 2.00% 2024[8]	TRY25,290	8,076
Turkey (Republic of) 9.00% 2024	33,310	10,849
Turkey (Republic of) 8.00% 2025	37,000	11,289
Turkey (Republic of) 6.00% 2041	$20,795	22,255
Turkey (Republic of) 4.875% 2043	3,100	2,882
United Mexican States 5.625% 2017	6,250	6,380
United Mexican States 4.00% 2023	26,150	28,203
United Mexican States 3.60% 2025	26,936	28,249
United Mexican States 4.125% 2026	26,280	28,606
United Mexican States 6.05% 2040	778	985
United Mexican States, Series M, 5.00% 2017	MXN25,900	1,384
United Mexican States, Series M, 6.50% 2021	152,400	8,433
United Mexican States, Series M20, 10.00% 2024	74,500	5,066
United Mexican States, Series M, 5.75% 2026	100,000	5,268
United Mexican States Government 4.00% 2019[8]	61,834	3,490
United Mexican States Government 2.50% 2020[8]	54,240	2,942
United Mexican States Government 2.00% 2022[8]	27,120	1,419
United Mexican States Government 4.00% 2040[8]	29,290	1,793
Venezuela (Bolivarian Republic of) 12.75% 2022[6]	$2,715	1,442
Venezuela (Bolivarian Republic of) 8.25% 2024	8,470	3,716
Venezuela (Bolivarian Republic of) 7.65% 2025	3,265	1,404
Venezuela (Bolivarian Republic of) 11.75% 2026	5,545	2,710
New World Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 2027	$12,535	$6,095
Venezuela (Bolivarian Republic of) 9.25% 2028	1,355	605
Venezuela (Bolivarian Republic of) 11.95% 2031[6]	7,985	3,863
Venezuela (Bolivarian Republic of) 9.375% 2034	1,240	556
Venezuela (Bolivarian Republic of) 7.00% 2038	1,785	739
Zambia (Republic of) 8.97% 2027[4,6]	26,795	23,647
		1,212,765
Corporate bonds & notes 1.27% Energy 0.78%
Ecopetrol SA 5.875% 2023	1,805	1,891
Ecopetrol SA 5.875% 2045	9,535	8,474
Gazprom OJSC 9.25% 2019	9,975	11,476
Gazprom OJSC 6.51% 2022[4]	5,410	5,922
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,827
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	9,600	7,296
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,6]	300	82
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	4,800	4,987
Petrobras Global Finance Co. 8.375% 2021	16,400	17,380
Petrobras Global Finance Co. 8.75% 2026	12,600	13,132
Petrobras Global Finance Co. 6.85% 2115	12,840	9,868
Petróleos Mexicanos 6.375% 2021[4]	6,320	6,950
Petróleos Mexicanos 3.50% 2023	3,975	3,776
Petróleos Mexicanos 4.875% 2024	2,850	2,907
Petróleos Mexicanos 6.875% 2026[4]	11,490	12,926
Petróleos Mexicanos 7.47% 2026	MXN359,950	17,282
Petróleos Mexicanos 6.50% 2041	$4,400	4,429
Petróleos Mexicanos 5.50% 2044	13,560	12,338
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,6]	863	704
YPF SA 8.50% 2025[4]	8,385	8,867
YPF Sociedad Anónima 8.75% 2024[6]	10,000	10,750
Zhaikmunai LP 7.125% 2019[4]	11,000	9,817
		190,081
Financials 0.16%
BBVA Bancomer SA 6.50% 2021[4]	3,275	3,643
Export Credit Bank of Turkey 5.375% 2021[4]	7,255	7,374
HSBK (Europe) BV 7.25% 2021[4]	11,150	11,995
SB Capital SA 5.40% 2017	5,950	6,082
SB Capital SA 5.25% 2023[4]	5,000	4,913
VEB Finance Ltd. 6.902% 2020	5,300	5,693
		39,700
Utilities 0.08%
Comision Federal de Electricidad 6.125% 2045[4]	10,450	11,557
Eskom Holdings Ltd. 5.75% 2021[4]	7,900	7,880
		19,437
Telecommunication services 0.06%
Digicel Group Ltd. 8.25% 2020[4]	6,500	5,963
Digicel Group Ltd. 6.00% 2021[4]	6,285	5,908
Digicel Group Ltd. 7.125% 2022[4]	4,075	3,381
		15,252
New World Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.06%	Principal amount (000)	Value (000)
Grupo Televisa, SAB 7.25% 2043	MXN30,240	$1,392
Myriad International Holdings 6.00% 2020	$12,175	13,422
		14,814
Industrials 0.05%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	5,201
Brunswick Rail Finance Ltd. 6.50% 2017[4]	9,345	4,649
Lima Metro Line Finance Ltd. 5.875% 2034[4,6]	3,035	3,327
		13,177
Materials 0.05%
Vale Overseas Ltd. 6.875% 2036	2,250	2,177
Vale Overseas Ltd. 6.875% 2039	9,725	9,312
Vale SA 5.625% 2042	250	214
		11,703
Consumer staples 0.03%
Brasil Foods SA 4.75% 2024[4]	5,600	5,852
Total corporate bonds & notes		310,016
U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%
U.S. Treasury 0.875% 2017[9]	25,875	25,944
Total U.S. Treasury bonds & notes		25,944
Total bonds, notes & other debt instruments (cost: $1,505,617,000)		1,548,725
Short-term securities 9.35%
ANZ New Zealand (International) Ltd. 0.93%–1.11% due 10/17/2016–2/15/2017[4]	64,500	64,178
Bank of Nova Scotia 0.87%–0.98% due 9/23/2016–12/19/2016[4]	73,195	73,135
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.65% due 8/24/2016	50,000	49,983
BMW U.S. Capital LLC 0.41% due 8/11/2016[4]	60,000	59,992
Caterpillar Financial Services Corp. 0.45% due 8/8/2016	50,000	49,995
Ciesco LLC 0.81% due 11/14/2016[4]	25,000	24,939
Fairway Finance Corp. 0.59%–0.67% due 9/13/2016–10/19/2016[4]	100,000	99,882
Federal Home Loan Bank 0.31%–0.52% due 8/5/2016–4/13/2017	426,900	426,557
Freddie Mac 0.49% due 1/18/2017	50,000	49,886
GlaxoSmithKline Finance PLC 0.54%–0.61% due 8/15/2016–9/15/2016[4]	125,000	124,955
Gotham Funding Corp. 0.76% due 11/18/2016[4]	50,000	49,869
Kells Funding, LLC 0.64%–0.70% due 9/16/2016–10/18/2016[4]	90,000	89,901
KfW 0.53% due 8/1/2016[4]	48,200	48,199
Liberty Street Funding Corp. 0.60%–0.64% due 8/24/2016–9/19/2016[4]	120,000	119,929
Microsoft Corp. 0.45%–0.46% due 8/3/2016–8/10/2016[4]	92,400	92,393
Mizuho Bank, Ltd. 0.75% due 10/13/2016[4]	78,800	78,674
National Australia Bank 0.82% due 11/15/2016[4]	20,000	19,956
Novartis Finance Corp. 0.52% due 9/26/2016[4]	18,300	18,287
Old Line Funding, LLC 0.74%–1.07% due 9/12/2016–1/24/2017[4]	45,000	44,856
Pfizer Inc. 0.54%–0.67% due 8/24/2016–10/18/2016[4]	90,000	89,945
Qualcomm Inc. 0.47% due 10/4/2016[4]	41,300	41,266
Reckitt Benckiser Treasury Services PLC 0.69% due 10/3/2016[4]	24,000	23,979
Roche Holdings, Inc. 0.41% due 8/12/2016[4]	25,000	24,997
Sumitomo Mitsui Banking Corp. 0.82% due 11/17/2016[4]	50,000	49,850
Svenska Handelsbanken Inc. 0.82%–0.85% due 8/29/2016–12/2/2016[4]	106,100	105,891
New World Fund — Page 11 of 16

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.92%–0.93% due 9/22/2016–12/20/2016[4]	$64,500	$64,303
Toyota Credit Canada Inc. 0.73%–0.80% due 10/24/2016–11/10/2016	50,000	49,902
Toyota Motor Credit Corp. 0.79% due 11/14/2016	50,000	49,883
U.S. Treasury Bills 0.40%–0.41% due 1/5/2017–1/12/2017	80,000	79,879
Wells Fargo Bank, N.A. 0.87% due 11/3/2016	50,000	49,998
Westpac Banking Corp. 0.87%–0.90% due 10/19/2016–12/19/2016[4]	74,000	73,777
Total short-term securities (cost: $2,289,089,000)		2,289,236
Total investment securities 99.62% (cost: $20,665,613,000)		24,377,212
Other assets less liabilities 0.38%		91,847
Net assets 100.00%		$24,469,059
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $312,229,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	8/22/2016	JPMorgan Chase	$4,381	BRL14,500	$(53)
British pounds	8/11/2016	UBS AG	$7,417	£5,748	(191)
British pounds	8/12/2016	HSBC Bank	$7,426	£5,757	(195)
British pounds	8/18/2016	Barclays Bank PLC	$7,415	£5,748	(194)
British pounds	8/19/2016	JPMorgan Chase	$7,415	£5,748	(194)
British pounds	8/23/2016	Citibank	$18,839	£13,135	1,449
British pounds	8/25/2016	JPMorgan Chase	$6,792	£5,120	13
British pounds	9/8/2016	Citibank	$6,452	£4,945	(97)
Colombian pesos	8/16/2016	JPMorgan Chase	$3,606	COP10,684,250	140
Colombian pesos	8/29/2016	Bank of America, N.A.	$7,105	COP21,932,300	11
Euros	8/3/2016	HSBC Bank	$9,739	€8,822	(126)
Euros	8/4/2016	JPMorgan Chase	$3,227	€2,900	(16)
Euros	8/4/2016	JPMorgan Chase	$110,810	€99,435	(383)
Euros	8/5/2016	Barclays Bank PLC	$51,572	€46,287	(191)
Euros	8/5/2016	Citibank	$199,694	€179,510	(1,051)
Euros	8/15/2016	HSBC Bank	$4,063	€3,591	45
Euros	8/15/2016	HSBC Bank	$4,045	€3,575	45
Euros	8/15/2016	HSBC Bank	$1,702	€1,500	24
Euros	9/1/2016	Barclays Bank PLC	$27,745	€25,207	(475)
Euros	9/22/2016	HSBC Bank	$2,896	€2,625	(46)
Indian rupees	8/8/2016	JPMorgan Chase	$30,983	INR2,100,000	(314)
Indian rupees	8/16/2016	JPMorgan Chase	$6,527	INR439,350	(12)
Japanese yen	8/8/2016	UBS AG	$3,928	¥420,000	(189)
Japanese yen	8/22/2016	Bank of America, N.A.	$6,346	¥660,000	(128)
Mexican pesos	8/19/2016	HSBC Bank	$9,370	MXN173,700	127
Mexican pesos	8/24/2016	Citibank	$3,534	MXN66,000	24
Mexican pesos	8/25/2016	Citibank	$2,608	MXN48,700	19
South African rand	8/29/2016	JPMorgan Chase	$8,293	ZAR120,000	(297)
New World Fund — Page 12 of 16

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Turkish lira	8/19/2016	Citibank	$7,273	TRY21,100	$246
Turkish lira	8/19/2016	Bank of America, N.A.	$5,780	TRY17,150	68
Turkish lira	8/22/2016	UBS AG	$11,281	TRY35,000	(367)
Turkish lira	8/29/2016	JPMorgan Chase	$3,859	TRY11,450	55
					$(2,253)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
China Biologic Products, Inc.[1]	584,238	1,543,039	92,800	2,034,477	$—	$242,876
International Container Terminal Services, Inc.	107,622,000	—	—	107,622,000	2,089	146,207
Ophir Energy PLC[1]	23,230,703	22,592,874	—	45,823,577	—	41,087
Indus Gas Ltd.[1]	10,429,272	—	—	10,429,272	—	36,577
Gulf Keystone Petroleum Ltd.[1,2]	39,594,850	12,294,991	—	51,889,841	—	3,351
Gulf Keystone Petroleum Ltd.[1,2,4]	14,287,125	—	—	14,287,125	—	923
Meyer Burger Technology AG1,10	5,800,000	—	5,800,000	—	—	—
					$2,089	$471,021
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $677,304,000, which represented 2.77% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,978,805,000, which represented 8.09% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $992,000, which represented less than .01% of the net assets of the fund.
[10]	Unaffiliated issuer at 7/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
New World Fund — Page 13 of 16

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New World Fund — Page 14 of 16

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,742,044	$—	$—	$3,742,044
Financials	2,841,700	374,293	59	3,216,052
Consumer discretionary	2,842,900	—	—	2,842,900
Health care	2,339,907	—	—	2,339,907
Consumer staples	2,069,334	—	—	2,069,334
Materials	1,284,041	145,310	884	1,430,235
Industrials	1,414,038	916	—	1,414,954
Energy	932,215	4,274	—	936,489
Telecommunication services	693,508	—	—	693,508
Utilities	596,930	—	—	596,930
Miscellaneous	1,077,000	—	30,823	1,107,823
Rights & warrants	—	112,826	7,919	120,745
Convertible bonds	—	28,330	—	28,330
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,212,765	—	1,212,765
Corporate bonds & notes	—	310,016	—	310,016
U.S. Treasury bonds & notes	—	25,944	—	25,944
Short-term securities	—	2,289,236	—	2,289,236
Total	$19,833,617	$4,503,910	$39,685	$24,377,212

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,266	$—	$2,266
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,519)	—	(4,519)
Total	$—	$(2,253)	$—	$(2,253)
*	Securities with a value of $12,188,158,000, which represented 49.81% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,996,163
Gross unrealized depreciation on investment securities	(1,405,436)
Net unrealized appreciation on investment securities	3,590,700
Cost of investment securities	20,786,512

New World Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
COP = Colombian pesos
€ = Euros
GBP/£ = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-036-0916O-S54085	New World Fund — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2016